Derivative Financial Instruments (Notional Amounts of Derivative Contracts) (Detail) - JPY (¥) ¥ in Trillions	Mar. 31, 2023	Mar. 31, 2022
Derivative [Line Items]
Total	¥ 1,953.1	¥ 1,657.3
Interest rate contracts
Derivative [Line Items]
Total	1,625.6	1,391.8
Foreign exchange contracts
Derivative [Line Items]
Total	307.4	245.0
Equity contracts
Derivative [Line Items]
Total	5.3	7.4
Commodity contracts
Derivative [Line Items]
Total	0.1	0.1
Credit derivatives
Derivative [Line Items]
Total	11.5	9.8
Other
Derivative [Line Items]
Total	¥ 3.2	¥ 3.2